PROFESSIONALLY MANAGED PORTFOLIOS

California Office 2020 East Financial Way Glendora, CA 91741	Wisconsin Office 615 East Michigan Street Milwaukee, WI 53202

January 14, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037 DSM Large Cap Growth Fund

Ladies and Gentlemen:

The Trust files herewith a preliminary proxy statement on behalf of the DSM Large Cap Growth Fund (the “Fund”) seeking shareholder approval to change the Fund’s fundamental investment policy on diversification.  Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards

Elaine E. Richards
President
Professionally Managed Portfolios

Enclosures